SHORT-TERM LOANS (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended							9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 18, 2024	Jul. 18, 2024	Nov. 19, 2023	Nov. 19, 2023	Mar. 15, 2023	Apr. 30, 2025	Dec. 31, 2024	Sep. 30, 2025		Jun. 30, 2025		Mar. 31, 2025		Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Aug. 05, 2025	Jan. 10, 2024
Short-Term Debt [Line Items]
Short term loans							$ 10,008,552	$ 304,666							$ 304,666		$ 72,967	$ 10,008,552
Interest rate							6.00%											6.00%
Principal amount																				$ 1,562,030
Maturity date							March 2025
Issuance of common stock (Note 4)					$ 90			$ 1,524,881		$ 106,136		$ 16,414
Sale of stock description																		the Combined Company issued 100,000 shares of Newco Stock to the Sponsor as additional merger consideration that vest in the event that prior to the eighth anniversary of the closing of the Business Combination. Fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $120.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $140.00 per share for a period of 20 trading days in a 30 trading day period, or are otherwise forfeited. Upon the occurrence of a change in control, any remaining unvested Sponsor Earnout Shares become vested.
Interest expense															$ 422		$ 7,111
Exercise price							$ 115.00	$ 115.00							$ 115.00			$ 115.00
Shares issued for services							340,000
Warrants issued							10,430,800											10,430,800
Previously Reported [Member]
Short-Term Debt [Line Items]
Issuance of common stock (Note 4)																		$ 268,998
Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount							$ 1,800,000	$ 1,800,000							$ 1,800,000			1,800,000
Maturity date							March 2025
Issuance of shares															75,418
Sale of stock description							(i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock issued to the Lenders shall be no less than an aggregate of 36,000 shares.
Annual principal payment							$ 1,800,000											1,800,000
Interest rate							15.00%
Stock Issued During Period, Value, Issued for Services							$ 340,000
Longterm debt amount							$ 2,700,000											$ 2,700,000
Exercise price							$ 115.00											$ 115.00
Accrued interest								$ 67,146							$ 67,146
Shares issued for services							2,700,000
Debt Instrument, Unamortized Premium							$ 2,700,000											$ 2,700,000
Warrants issued								377,092							377,092
Convertible Debt [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Maturity date							March 2025
Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest expense															$ 103,938			$ 33,208
Private Placement [Member]
Short-Term Debt [Line Items]
Sale of stock description							(i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock shall be no less than 50,000 shares.
Warrants issued							5,566,667	5,566,667							5,566,667			5,566,667
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of shares					9,000,000			488,811	[1]	16,062	[1]	398	[1]					5,583
Issuance of common stock (Note 4)					$ 90			$ 49	[1]	$ 2	[1]		[1]
Common Stock [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Issuance of common stock (Note 4)																		$ 1
Endurance Antarctica Partners II LLC [Member]
Short-Term Debt [Line Items]
Interest rate							15.00%											15.00%
Principal amount							$ 1,750,000											$ 1,750,000
Maturity date							March 2025
Issuance of shares						97,765
Warrant description							Endurance will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with the Private Placement terms.
Exercise price							$ 115.00											$ 115.00
Warrants issued						488,826
Endurance Antarctica Partners II LLC [Member] | Private Placement [Member]
Short-Term Debt [Line Items]
Exercise price							$ 115.00											115.00
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Principal amount								1,750,000							$ 1,750,000
Issuance of shares							550,000								97,765
Issuance of common stock (Note 4)							$ 3,500,000
Exercise price							$ 115.00											$ 115.00
Accrued interest								$ 70,000							$ 70,000
Warrants issued								488,826							488,826
DRE Chicago LLC [Member]
Short-Term Debt [Line Items]
Interest rate							15.00%											15.00%
Principal amount							$ 250,000			$ 250,000								$ 250,000
Maturity date							March 2025
Issuance of shares	47,000					10,474									10,474
Issuance of common stock (Note 4)	$ 375,000						$ 375,000
Sale of stock description							In addition, the Company has agreed to issue to the Lenders an aggregate of $2,700,000 in Common Stock as an Equity Kicker, with the price of each share being determined based on terms per the earlier to occur of (i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock issued to the Lenders shall be no less than an aggregate of 36,000 shares. The Company recorded the short-term loan as a liability and evaluated embedded features in accordance with the accounting guidance and determined that bifurcation is not required for any embedded feature. By analyzing the economic characteristics of the Equity Kicker terms, the unconditional obligation to transfer variable number of shares where the monetary value of the obligation is a fixed monetary amount known at inception is akin to a traditional debt arrangement with a principal of $1,800,000, which will be settled in cash along with a premium of $2,700,000 in the form of variable number of shares. The Equity Kicker $2,700,000 was triggered by the private placement that occurred on December 31, 2024. Upon such occurrence, the Company has recorded the accretion impact of this premium of $2,700,000 as finance charges in the consolidated statements of operations for the year ended December 31, 2024, and has reported the obligation (which will be settled through issuance of variable number of shares) as short-term loan. In addition, the Lenders will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with the Private Placement terms. Subsequent to year end, the Company has fully repaid the principal amount and accrued interest.
Exercise price							$ 115.00											$ 115.00
Accrued interest								$ 9,166							$ 9,166
Warrants issued						52,374		52,374							52,374
DRE Chicago LLC [Member] | Private Placement [Member]
Short-Term Debt [Line Items]
Exercise price							$ 115.00											$ 115.00
DRE Chicago LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of shares	47,000
AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Repayment of debt							$ 258,552											$ 258,552
Interest expense																		14,876
First Insurance Funding [Member]
Short-Term Debt [Line Items]
Repayment of debt																	$ 72,967
Interest expense																	$ 717	2,369
Short-Term Debt [Member] | Private Placement [Member]
Short-Term Debt [Line Items]
Sale of stock description							(i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock shall be no less than 50,000 shares.
Short-Term Debt [Member] | Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of shares							550,000
Financing Agreement [Member]
Short-Term Debt [Line Items]
Short term loans																			$ 407,500
Other Short-Term Borrowings																			70,256
Loans payable																			$ 35,125
Interest rate																			7.50%
Repayment of debt								$ 304,666							$ 304,666
Interest expense								4,229
Financing Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Short term loans		$ 510,000
Other Short-Term Borrowings		$ 44,162
Debt payment terms, description		The debt is payable in monthly installments of $44,162 per month for 11 months.
Loans payable		$ 44,162
Interest rate		8.46%
Repayment of debt							$ 258,552											258,552
Interest expense															5,067
Financing Agreement [Member] | First Insurance Funding [Member]
Short-Term Debt [Line Items]
Short term loans			$ 80,800	$ 80,800
Debt payment terms, description			The debt is payable in monthly installments of $8,389 per month for 10 months.	The debt is payable in monthly instalments of $8,389 per month for 10 months.
Loans payable			$ 8,389	$ 8,389
Interest rate			8.25%	8.25%
Repayment of debt							$ 0	$ 0							$ 0			$ 0
Interest expense														$ 291		$ 2,369
Loan Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Other Short-Term Borrowings		$ 44,162

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.